Related Party Transactions - Transactions with other related parties (Details) - Other related parties - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Lease rental payment to other related parties	$ 50	$ 43	$ 44
Loan drawn down from parent entity – subsequently converted to Issued Capital upon consummation of the Capital Reorganisation	12,500	4,015	1,838
Loan drawn down from investors – subsequently converted to Issued Capital upon consummation of the Capital Reorganisation	10,000	9,348	2,091
Backstop Facility drawn down from investors	6,953	0	0
Gain on modification of borrowings recognised in the Capital contribution reserve	(4,591)	1,139	1,697
Settlement of all Convertibles Notes, Senior Convertible Notes and Loans from Shareholder upon consummation of the Capital Reorganisation	(226,373)	0	0
Gain on revaluation of derivative financial instruments	170,376	(105)	(3)
Movement in Investment in joint venture	(206)	(242)	1,712
Share based payment expense for the transfer of 264,533 Ordinary Shares issued to the employee share trust and granted to certain employees of Vast.	$ 1,676	$ 0	$ 0